Implementation of IFRS16 Leases	12 Months Ended
Dec. 31, 2018
Disclosure of implemenation of IFRS Leases [abstract]
Disclosure of implementation of IFRS 16 leases [text block]

23 Implementation of IFRS 16 Leases

IFRS 16 Leases, which will be implemented by Equinor on 1 January 2019, covers the recognition of leases and related disclosure in the financial statements, and will replace IAS 17 Leases. The new standard defines a lease as a contract that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In the financial statement of lessees, IFRS 16 requires recognition in the balance sheet for each contract that meets its definition of a lease as right-of-use asset and a lease liability, while lease payments are to be reflected as interest expense and a reduction of lease liabilities. The right-of-use assets are to be depreciated over the shorter of each contract’s term and the assets’ useful life. IFRS 16 will also lead to changes in the classification of lease-related payments in the statement of cash flows, where the portion of lease payments representing down-payments of lease liabilities will be classified as cash flows used in financing activities.

The standard implies a significant change in lessees’ accounting for leases currently defined as operating leases under IAS 17.

Equinor is for the most part a lessee in applying lease accounting, and the descriptions below consequently reflect lessee accounting. However, in certain instances, particularly as relates to Equinor’s role as operator in unincorporated joint operations (licences), lessor accounting is applied.

Upon implementation of IFRS 16, the following main implementation and application policy choices have been made by Equinor:

IFRS 16 transition choices

  IFRS 16 will be implemented retrospectively with the cumulative effect of initially recognising the standard as an adjustment to retained earnings at the date of initial application, and without restatement of prior periods’ reported figures (“the modified retrospective method”)
  Contracts already classified either as leases under IAS 17 or as non-lease service arrangements will maintain their respective classifications upon the implementation of IFRS 16 (“grandfathering of contracts”)
  Leases for which the lease term ends within 12 months of 1 January 2019 will not be reflected as leases under IFRS 16
  Right-of-use assets will for most contracts initially be reflected at an amount equal to the corresponding lease liability. Any existing onerous contract provisions related to leases will reduce the value of the corresponding RoU asset to be recognised

IFRS 16 policy application choices

  Short term leases (12 months or less) and leases of low value assets will not be reflected in the balance sheet but will be expensed or (if appropriate) capitalised as incurred, depending on the activity in which the leased asset is used
  Non-lease components within lease contracts will be accounted for separately for all underlying classes of assets and reflected in the relevant expense category or (if appropriate) capitalised as incurred, depending on the activity involved

Significant accounting interpretations and judgments related to the IFRS 16 application

IFRS 16 in general, as well as the policy application choices made, involve several accounting interpretations and application of judgement which will impact Equinor’s Consolidated financial statements. The accounting issues and interpretations which will most significantly affect the implementation of IFRS 16 in Equinor are summarised below.

Distinguishing operators and joint operations as lessees, including sublease considerations The most significant accounting judgment in Equinor’s application of IFRS 16 has been and remains distinguishing between the joint operation (licences) or the operator as the relevant lessee in upstream activity lease contracts, and consequently whether such contracts are to be reflected gross (100%) in the operator’s financial statements, or according to each joint operation partner’s proportionate share of the lease.

In the oil and gas industry, where activity frequently is carried out through joint arrangements or similar arrangements, the application of IFRS 16 requires evaluations of whether the joint arrangement or its operator is the lessee in each lease agreement.

In many cases where an operator is the sole signatory to a lease contract of an asset to be used in the activities of a specific joint operation, the operator does so implicitly or explicitly on behalf of the joint arrangement. In certain jurisdictions, and importantly for Equinor this includes the Norwegian continental shelf (NCS), the concessions granted by the authorities establish both a right and an obligation for the operator to enter into necessary agreements in the name of the joint operations (licences). As is the customary norm in upstream activities operated through joint arrangements, the operator will manage the lease, pay the lessor, and subsequently re-bill the partners for their share of the lease costs. In each such instance, it is necessary to determine:

  Whether the operator is the sole lessee in the external lease arrangement, and if so, whether the billings to partners may represent sub-leases, or;
  Whether it is in fact the joint arrangement which is the lessee, with each participant accounting for its proportionate share of the lease.

Depending on facts and circumstances in each case, the conclusions reached may vary between contracts and legal jurisdictions.

In summary, Equinor expects to recognise lease liabilities based on the principles described below. In the following, the term “licence” references non-incorporated joint operations and similar arrangements;

Leases to be recognised by Equinor as the operator of a licence

Where all partners in a licence are considered to share the primary responsibility for lease payments under a contract, the related lease liability and RoU asset will be recognised net by Equinor, on the basis of Equinor’s participation interest in the licence. Such instances include contracts where all licence partners have co-signed a lease contract and situations where Equinor as the operator of the licence has been given a legally binding mandate to sign the external lease contract on behalf of the licence partners, provided that this mandate makes all licence participants primary liable for the external lease liability.

Equinor will recognise a lease liability on a gross (100%) basis when it is considered to have the primary responsibility for the full external lease payments. When a financial sublease is considered to exist between Equinor and a licence, Equinor will derecognise a portion of the RoU asset equal to the non-operators’ interests in the lease, and instead recognise a corresponding financial lease receivable. A financial sublease will typically exist where Equinor enters into a contract in its own name, where it has the primary responsibility for the external lease payments, where the leased asset is to be used on one specific licence, and where the costs and risks related to the use of this asset are carried by that specific licence.

Where Equinor reports its lease liabilities on a gross basis, due to being considered the primary responsible for the external lease payment, and where the use of the leased asset on a licence is not considered a financial sublease, Equinor will recognise the related RoU asset on a gross basis. Lease payments recovered by Equinor from its licence partners based on their proportionate shares of the lease will be recognised as other revenues. Such expenses have under the previous lease accounting rules been reflected net by Equinor, on the basis of Equinor’s net participation interest in the licence. Expenses which are not included in a recognised lease obligation, such as payments for short term leases, non-lease components and variable lease payments, will continue to be reported net in Equinor’s statement of income, on the basis of Equinor’s net participation interest.

Leases to be recognised by Equinor as a non-operator of a licence

As a licence participant, but non-operator, of an oil and gas licence, Equinor will recognise its proportionate share of a lease when Equinor is considered to share the primary responsibility for a licence committed lease liability. This includes contracts where Equinor has co-signed a lease contract and contracts for which the operator has been given a legally binding mandate to sign the external lease contract on behalf of the licence partners.

Equinor will also recognise its proportionate share when a lease contract is entered by the operator of a licence, and where the operator’s use of the leased asset represents a sublease from the operator to the licence. A sublease is considered to take place in situations where the operator agrees with its licence partners that an identified asset is committed to be used solely in the operations of the specific licence for a specified period of time, and where the use of the asset is deemed to be controlled jointly by the licence partnership.

Reporting of rig sharing arrangements

As a significant operator on the NCS, Equinor might sign lease contracts on behalf of one or more individual licences which have committed to use the leased rig for specific periods of time. A rig sharing arrangement will determine where and when the rig will be used throughout the contract period. When a licence is considered a lessee in a rig sharing arrangement, the licence is considered a lessee for its respective portion of the full lease period. Accordingly, Equinor will account for these lease contracts from a licence perspective, both with regards to considering when to use the short-term exemption from IFRS 16’s requirements, and when determining the commencement of the lease.

When a rig lease is entered in Equinor’s own name, the lease liability will be recognised in Equinor’s Consolidated balance sheet on a gross (100%) basis. However, Equinor will not recognise any lease liability for periods where the rig is formally assigned to another party, effectively transferring both the right to use the leased asset and the primary responsibility for lease payments under the contract to this other party.

When a leased asset is assigned to a licence for two or more non-consecutive periods within the same contract, Equinor will account for these non-consecutive periods in combination, both when considering whether to use the short-term exemption, and when determining the commencement of the lease.

Separation of lease and non-lease components

Many of Equinor’s lease contracts, such as rig and vessel leases, involve a number of additional services and components, including personnel cost, maintenance, drilling related activities, and other items. For a number of these contracts, the additional services represent a not inconsiderable portion of the total contract value. Where the additional services are not separately priced, the consideration paid has been allocated based on the relative stand-alone prices of the lease and non-lease components. Equinor’s previous practice for lease commitments reporting was to not distinguish fixed non-lease components within a lease contract from the actual lease components. The choice made under IFRS 16 to account for non-lease components separately for all classes of assets consequently represents a change in Equinor’s reporting of leases

Evaluating the impact of option periods for the lease terms Many of Equinor’s major leases, such as leases of vessels, rigs and buildings, include options to extend the lease term. Under IFRS 16, the evaluation of whether each lease contract’s extension options are considered reasonably certain to be exercised, are made at commencement of the leases and subsequently when facts and circumstances which are under the control of Equinor require it. In Equinor’s view, the term ‘reasonably certain’ implies a probability level significantly higher than ‘probable’, and this has been reflected in Equinor’s evaluations.

Distinguishing fixed and variable lease payment elements Under IFRS 16, fixed and in-substance fixed lease payments are to be included in the commencement date computation of a lease liability, while variable payments dependent on use of the asset are not. Particularly as regards drilling rig leases, Equinor’s lease contracts include fixed rates for when the asset in question is in operation, and various alternative, lower rates (“stand-by rates”) for periods where the asset is engaged in specified activities or idle, but still under contract. In general, variability in lease payments under the contract has its basis of different uses and activity levels, and the variable elements have been determined to relate to non-lease components only. Consequently, the lease components of these contractual payments are considered fixed for the purposes of IFRS 16.

Determining the incremental borrowing rate to be used as discount factor In measuring the present value of the lease liability under IFRS 16, the standard requires that the lessee’s incremental borrowing rate be used as discount factor if the rate implicit in the lease cannot be readily determined. In establishing Equinor’s lease liabilities, the incremental borrowing rates used as discount factors in discounting payments are established based on a consistent approach reflecting the Group’s borrowing rate, the currency of the obligation, the duration of the lease term, and the credit spread for the legal entity entering the lease contract.

Expected impact from implementation of IFRS 16 on Equinor’s financial statements

Balance sheet

Equinor currently expects that the implementation of IFRS 16 on 1 January 2019 will increase the Consolidated balance sheet by adding lease liabilities of approximately USD 4.2 billion and a corresponding right of use assets on the asset side. Consequently. Equity is not expected to be impacted from the implementation of IFRS 16. The figure is a preliminary estimate, on basis of Equinor’s current policy interpretations.

The table below presents a reconciliation of Equinor’s operating lease liabilities as reported under IAS 17 Leases per 31 December 2018, and the IFRS 16-based lease liability expected to be recognised in the Consolidated balance sheet on 1 January 2019.

(in USD million)

Operating lease commitments (IAS 17) at 31 December 2018	8,253
Short term leases and leases expiring during 2019	(666)
Non-lease components	(1,469)
Commitments related to leases not yet commenced	(2,116)
Leases reported gross vs net	711
Effect of discounting	(485)
Finance leases (IAS 17) included in the balance sheet at 31 December 2018	432

Lease liability to be reported under IFRS 16 at 1 January 2019	4,660

Reference is made to the policy descriptions above for explanations of the reconciling items. Leases not yet commenced relates to situations where a contract is signed, but where Equinor has not yet obtained the right to control an underlying asset, either on its own or through a joint operation.

Extension and termination options within the lease contracts are in all material respect reported on the same basis as under IAS 17 Leases. Most leases are used in operational activities. The extension options which are considered reasonably certain to be exercised are mainly those for which operational decisions have been made which make the leased assets vital to the continued relevant business activities.

Statement of income

In the Consolidated statement of income, operating lease costs will be replaced by depreciation and interest expenses. For leases allocated to activities which are capitalised, the costs will continue to be expensed as before, through depreciation of the asset involved or through the subsequent expensing of capitalised exploration.

Equinor expects more currency volatility within financial items due to recognition of lease liabilities in foreign currencies. In particular, this relates to USD-denominated lease contracts for assets such as drilling rigs and supply vessels used on the NCS, where the contract is entered into by an Equinor entity with NOK as its functional currency, and NOK-based office leases entered into by Equinor ASA, which has USD as its functional currency.

Cash flow statement

In the cash flow statement, lease down-payments will be presented as a cash flow used in financing activities under IFRS 16. Previously, operating lease costs were presented within cash flows from operations or investing cash flows respectively, depending on whether the leased asset is used in operating activity or activities that are capitalised.

In situations where Equinor is considered to have the primary responsibility for a lease liability, and consequently reports the lease liability on a gross basis, any corresponding payments from partner recharges recognised as other revenue in the income statement will also be reported on a gross basis in the cash flow statement, with the gross lease payments being recognised as a financing cash flow and the recharge from partners recognised as an operating cash flow.

Consequently, cash flows from operating activities will increase and cash flow used in investing activities will be reduced due to the implementation of IFRS 16.

Segment reporting

Equinor does not plan changes to how management will monitor and follow up lease contracts used in its business operations. All lease contracts will therefore be presented within Equinor’s “Other”-segment, and the E&P segments as well as the MMP segment will continue to be presented without reflecting IFRS 16 lease accounting. In these segments, the costs of operating leases will be presented as operating costs rather than depreciation and interests. A corresponding credit will be recognised in the “Other”-segment to offset the lease costs recognised in the E&P and MMP segments.